Taxation, Type of Temporary Difference (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	$ 2,374.7	$ 2,513.3
Credits	61.4	41.8
Other	112.3	23.9
Total	2,548.4	2,579.0
Expiration: 2021 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	5.0	56.3
Credits	3.5	3.5
Other	0.0	0.0
Total	8.5	59.8
Expiration: 2022 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	11.9	99.2
Credits	3.1	3.6
Other	0.0	0.0
Total	15.0	102.8
Expiration: 2023 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	23.7	40.1
Credits	1.8	2.1
Other	0.0	0.0
Total	25.5	42.2
Expiration: 2024 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	43.4	33.6
Credits	1.4	1.3
Other	0.0	0.0
Total	44.8	34.9
Expiration: 2025 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	13.3	41.8
Credits	0.7	0.7
Other	0.0	0.0
Total	14.0	42.5
Thereafter [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	2,226.7	2,191.6
Credits	5.5	1.7
Other	88.4	0.0
Total	2,320.6	2,193.3
No Expiry [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	50.7	50.7
Credits	45.4	28.9
Other	23.9	23.9
Total	$ 120.0	$ 103.5